RehabCare Merger Purchase Price Allocation (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Rehabcare Group Inc	Jun. 01, 2011 Rehabcare Group Inc	Dec. 31, 2011 Customer Relationships Rehabcare Group Inc	Dec. 31, 2011 Trade Names Indefinite Life Rehabcare Group Inc	Dec. 31, 2011 Medicare Certifications Indefinite Life Rehabcare Group Inc	Dec. 31, 2011 Trade Name Rehabcare Group Inc	Dec. 31, 2011 Certificates Of Need Indefinite Life Rehabcare Group Inc	Dec. 31, 2011 Noncompete Agreements Rehabcare Group Inc
Business Acquisition [Line Items]
Cash and cash equivalents				$ 19,932
Accounts receivable				241,358
Deferred income taxes and other current assets				48,472
Property and equipment				114,079
Identifiable intangible assets				407,500		188,900	115,400	75,900	16,600	7,900	2,800
Other assets				11,023
Accounts payable and other current liabilities				(171,919)
Long-term debt, including amounts due within one year				(355,650)	(355,700)
Deferred income taxes and other liabilities				(157,016)
Noncontrolling interests – redeemable				(23,869)
Noncontrolling interests – nonredeemable				(23,990)
Total identifiable net assets				109,920
Goodwill	992,102	1,041,266	1,084,655	852,888
Net assets				$ 962,808